S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Oct. 14, 2025 USD ($) $ / shares shares
Class B ordinary shares [Member] | Cantor EP Holdings V, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,000,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.004
Class B ordinary shares [Member] | Underwriters’ over allotment-option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,750,000
Private Placement Shares [Member] | Cantor EP Holdings V, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	500,000
Price Paid or to be Paid for Securities, Total Amount	$ 5,000,000
Loan [Member] | Cantor EP Holdings V, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	300,000
Office space, administrative and shared personnel support services [Member] | Cantor EP Holdings V, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	10,000
working capital loans [Member] | Cantor EP Holdings V, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,750,000
Class A ordinary shares [Member] | Cantor EP Holdings V, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Underwriting fee [Member] | Cantor Fitzgerald & Co. [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 4,000,000
Business combination marketing fee [Member] | Cantor Fitzgerald & Co. [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	7,000,000
Underwriters’ over allotment-option [Member] | Cantor Fitzgerald & Co. [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	8,650,000
Director services [Member] | Independent directors [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 50,000